UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-07687

Nuveen Strategy Funds, Inc.

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: August 31

Date of reporting period: May 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Nuveen Strategy Aggressive Growth Allocation Fund

Portfolio of Investments	May 31, 2015 (Unaudited)

Shares	Description (1), (2)	Value

	LONG-TERM INVESTMENTS – 97.6%

	ABSOLUTE RETURN FUNDS – 7.2%

	Affiliated Absolute Return Funds – 7.2%

672,007	Nuveen Tactical Market Opportunities Fund (Class I)	$7,089,671
	Total Absolute Return Funds (cost $7,254,149)	7,089,671

	COMMODITY FUNDS – 3.7%

	Affiliated Commodity Funds – 3.7%

253,797	Nuveen Gresham Diversified Commodity Strategy Fund (Class I), (3)	3,629,300
	Total Commodity Funds (cost $4,385,000)	3,629,300

	EQUITY FUNDS – 78.9%

	Affiliated Equity Funds – 78.9%

586,449	Nuveen Dividend Value Fund (Class R6)	9,875,795

210,440	Nuveen International Growth Fund (Class I)	8,840,567

146,259	Nuveen Large Cap Core Fund (Class I)	4,085,007

76,478	Nuveen Large Cap Growth Opportunities Fund (Class R6)	3,005,576

187,955	Nuveen Large Cap Select Fund (Class I)	4,052,301

171,099	Nuveen Large Cap Value Fund (Class I)	4,441,731

364,855	Nuveen NWQ Large-Cap Value Fund (Class I)	4,611,761

46,311	Nuveen Real Asset Income Fund (Class I)	1,106,835

76,074	Nuveen Real Estate Securities Fund (Class R6)	1,794,589

79,911	Nuveen Santa Barbara Dividend Growth Fund (Class R6)	2,932,724

125,326	Nuveen Small Cap Growth Opportunities Fund (Class I)	3,332,430

51,468	Nuveen Small Cap Select Fund (Class I)	693,278

169,177	Nuveen Small Cap Value Fund (Class I)	3,476,584

187,770	Nuveen Symphony International Equity Fund (Class I)	3,704,698

86,359	Nuveen Symphony Large-Cap Growth Fund (Class I)	3,013,925

146,821	Nuveen Symphony Low Volatility Equity Fund (Class I)	4,134,491

126,195	Nuveen Tradewinds Emerging Markets Fund (Class I)	3,253,303

349,471	Nuveen Tradewinds International Value Fund (Class I)	8,705,333

63,178	Nuveen Winslow Large-Cap Growth Fund (Class R6)	2,920,706
	Total Equity Funds (cost $72,052,812)	77,981,634

	FIXED INCOME FUNDS – 7.8%

	Affiliated Fixed Income Funds – 7.8%

56,849	Nuveen Core Bond Fund (Class R6)	573,033

29,234	Nuveen Global Total Return Bond Fund (Class I)	550,771

61,670	Nuveen High Income Bond Fund (Class I)	519,874

272,874	Nuveen High Yield Municipal Bond Fund (Class I)	4,644,313

23,159	Nuveen Preferred Securities Fund (Class I)	401,106

Nuveen Investments	1

Nuveen Strategy Aggressive Growth Allocation Fund (continued)

Portfolio of Investments	May 31, 2015 (Unaudited)

Shares	Description (1), (2)					Value

	Affiliated Fixed Income Funds (continued)

65,425	Nuveen Short Term Bond Fund (Class R6)					$652,286

19,520	Nuveen Strategic Income Fund (Class R6)					218,428

6,377	Nuveen Symphony Credit Opportunities Fund (Class R6)					138,582
	Total Fixed Income Funds (cost $7,440,936)					7,698,393
	Total Long-Term Investments (cost $91,132,897)					96,398,998

Shares/ Principal Amount (000)	Description (1)	Coupon		Maturity	Ratings (4)	Value

	SHORT-TERM INVESTMENTS – 2.6%

	Money Market Funds – 1.2%

1,196,255	First American Treasury Obligations Fund, Class Z	0.000%	(5)	N/A	N/A	$1,196,255

	U.S. Government and Agency Obligations – 1.4%

$1,400	U.S. Treasury Bills, (6)	0.000%		11/12/15	AAA	1,399,649
	Total Short-Term Investments (cost $2,595,474)					2,595,904
	Total Investments (cost $93,728,371) – 100.2%					98,994,902
	Other Assets Less Liabilities – (0.2)% (7)					(188,316)
	Net Assets – 100%					$98,806,586

Investments in Derivatives as of May 31, 2015

Futures Contracts outstanding:

Description	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value*	Variation Margin Receivable/ (Payable)	Unrealized Appreciation (Depreciation)
MSCI EAFE Mini Index	Long	86	6/15	$8,170,000	$(79,120)	$386,814
MSCI Emerging Markets Index	Long	58	6/15	2,891,010	(28,710)	170,685
Russell 2000® Mini Index	Short	(70)	6/15	(8,710,100)	60,200	(95,096)
S&P 500® E-Mini	Short	(9)	6/15	(947,700)	7,065	4,818
S&P MidCap 400® E-Mini	Long	48	6/15	7,311,360	(53,760)	141,496
U.S. Dollar Index	Long	21	6/15	2,036,706	(1,533)	73,355
U.S. Treasury Ultra Bond	Long	3	9/15	480,844	5,524	2,946
				$11,232,120	$(90,334)	$685,018
*	The aggregate Notional Amount at Value of long and short positions is $20,889,920 and $(9,657,800), respectively.

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

2	Nuveen Investments

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Absolute Return Funds	$7,089,671	$—	$—	$7,089,671
Commodity Funds	3,629,300	—	—	3,629,300
Equity Funds	77,981,634	—	—	77,981,634
Fixed Income Funds	7,698,393	—	—	7,698,393
Short-Term Investments:
Money Market Funds	1,196,255	—	—	1,196,255
U.S. Government and Agency Obligations	—	1,399,649	—	1,399,649
Investments in Derivatives:
Futures Contracts*	685,018	—	—	685,018
Total	$98,280,271	$1,399,649	$—	$99,679,920
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of May 31, 2015, the cost of investments (excluding investments in derivatives) was $93,951,370.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of May 31, 2015, were as follows:

Gross unrealized:
Appreciation	$8,293,238
Depreciation	(3,249,706)
Net unrealized appreciation (depreciation) of investments	$5,043,532

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	A copy of the most recent financial statements for these underlying funds can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov. A copy of the most recent financial statements for these affiliated underlying funds are also available by calling Nuveen Investments at (800) 257-8787 or on its website at http://www.nuveen.com.

(3)	Non-income producing; fund has not declared a dividend within the past twelve months.

(4)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade.

(5)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(6)	Investment, or portion of investment, segregated as collateral for investments in derivatives. The yield shown is the effective yield as of the end of the reporting period.

(7)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter derivatives as well as the exchange-cleared and exchange-traded derivatives, when applicable.

N/A	Not Applicable.

EAFE	Europe, Australasia and Far East

MSCI	Morgan Stanley Capital International Inc.

S&P	Standard & Poor’s

Nuveen Investments	3

Nuveen Strategy Balanced Allocation Fund

Portfolio of Investments	May 31, 2015 (Unaudited)

Shares	Description (1), (2)	Value

	LONG-TERM INVESTMENTS – 98.6%

	ABSOLUTE RETURN FUNDS – 9.2%

	Affiliated Absolute Return Funds – 9.2%

2,993,162	Nuveen Tactical Market Opportunities Fund (Class I)	$31,577,861
	Total Absolute Return Funds (cost $32,629,136)	31,577,861

	COMMODITY FUNDS – 2.7%

	Affiliated Commodity Funds – 2.7%

647,628	Nuveen Gresham Diversified Commodity Strategy Fund (Class I), (3)	9,261,077
	Total Commodity Funds (cost $11,329,000)	9,261,077

	EQUITY FUNDS – 53.2%

	Affiliated Equity Funds – 53.2%

1,153,873	Nuveen Dividend Value Fund (Class R6)	19,431,213

325,491	Nuveen Global Infrastructure Fund (Class I)	3,603,187

418,479	Nuveen International Growth Fund (Class I)	17,580,286

321,979	Nuveen Large Cap Core Fund (Class I)	8,992,865

180,752	Nuveen Large Cap Growth Opportunities Fund (Class R6)	7,103,553

409,731	Nuveen Large Cap Select Fund (Class I)	8,833,809

337,606	Nuveen Large Cap Value Fund (Class I)	8,764,242

702,660	Nuveen NWQ Large-Cap Value Fund (Class I)	8,881,623

167,845	Nuveen Real Asset Income Fund (Class I)	4,011,504

206,100	Nuveen Real Estate Securities Fund (Class R6)	4,861,906

191,997	Nuveen Santa Barbara Dividend Growth Fund (Class R6)	7,046,307

475,419	Nuveen Small Cap Growth Opportunities Fund (Class I)	12,641,395

235,975	Nuveen Small Cap Select Fund (Class I)	3,178,580

615,321	Nuveen Small Cap Value Fund (Class I)	12,644,838

359,503	Nuveen Symphony International Equity Fund (Class I)	7,092,995

206,620	Nuveen Symphony Large-Cap Growth Fund (Class I)	7,211,028

318,778	Nuveen Symphony Low Volatility Equity Fund (Class I)	8,976,775

272,783	Nuveen Tradewinds Emerging Markets Fund (Class I)	7,032,338

701,733	Nuveen Tradewinds International Value Fund (Class I)	17,480,158

151,508	Nuveen Winslow Large-Cap Growth Fund (Class R6)	7,004,233
	Total Equity Funds (cost $155,697,638)	182,372,835

	FIXED INCOME FUNDS – 33.5%

	Affiliated Fixed Income Funds – 33.5%

319,246	Nuveen All-American Municipal Bond Fund (Class I)	3,687,288

2,568,357	Nuveen Core Bond Fund (Class R6)	25,889,039

2,163,848	Nuveen Core Plus Bond Fund (Class R6)	24,711,148

4	Nuveen Investments

Shares	Description (1), (2)					Value

	Affiliated Fixed Income Funds (continued)

103,451	Nuveen Global Total Return Bond Fund (Class I)					$1,949,014

718,645	Nuveen High Income Bond Fund (Class I)					6,058,180

1,251,702	Nuveen High Yield Municipal Bond Fund (Class I)					21,303,964

186,575	Nuveen Preferred Securities Fund (Class I)					3,231,486

1,388,678	Nuveen Short Term Bond Fund (Class R6)					13,845,124

929,761	Nuveen Strategic Income Fund (Class R6)					10,404,027

170,200	Nuveen Symphony Credit Opportunities Fund (Class R6)					3,698,455
	Total Fixed Income Funds (cost $105,438,004)					114,777,725
	Total Long-Term Investments (cost $305,093,778)					337,989,498

Shares/ Principal Amount (000)	Description (1)	Coupon		Maturity	Ratings (4)	Value

	SHORT-TERM INVESTMENTS – 1.6%

	Money Market Funds – 0.6%

2,089,650	First American Treasury Obligations Fund, Class Z	0.000%	(5)	N/A	N/A	$2,089,650

	U.S. Government and Agency Obligations – 1.0%

$3,500	U.S. Treasury Bills, (6)	0.000%		11/12/15	AAA	3,499,122
	Total Short-Term Investments (cost $5,587,697)					5,588,772
	Total Investments (cost $310,681,475) – 100.2%					343,578,270
	Other Assets Less Liabilities – (0.2)% (7)					(624,237)
	Net Assets – 100%					$342,954,033

Investments in Derivatives as of May 31, 2015

Futures Contracts outstanding:

Description	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value*	Variation Margin Receivable/ (Payable)	Unrealized Appreciation (Depreciation)
MSCI EAFE Mini Index	Long	181	6/15	$17,195,000	$(166,520)	$814,109
Russell 2000® Mini Index	Short	(251)	6/15	(31,231,930)	215,860	(340,986)
S&P 500® E-Mini	Short	(16)	6/15	(1,684,800)	12,560	8,565
S&P MidCap 400® E-Mini	Long	155	6/15	23,609,600	(173,600)	456,915
U.S. Dollar Index	Long	73	6/15	7,079,978	(5,329)	254,995
U.S. Treasury Ultra Bond	Long	11	9/15	1,763,094	20,254	10,801
				$16,730,942	$(96,775)	$1,204,399
*	The aggregate Notional Amount at Value of long and short positions is $49,647,672 and $(32,916,730), respectively.

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market

Nuveen Investments	5

Nuveen Strategy Balanced Allocation Fund (continued)

Portfolio of Investments	May 31, 2015 (Unaudited)

participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Absolute Return Funds	$31,577,861	$—	$—	$31,577,861
Commodity Funds	9,261,077	—	—	9,261,077
Equity Funds	182,372,835	—	—	182,372,835
Fixed Income Funds	114,777,725	—	—	114,777,725
Short-Term Investments:
Money Market Funds	2,089,650	—	—	2,089,650
U.S. Government and Agency Obligations	—	3,499,122	—	3,499,122
Investments in Derivatives:
Futures Contracts*	1,204,399	—	—	1,204,399
Total	$341,283,547	$3,499,122	$—	$344,782,669
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of May 31, 2015, the cost of investments (excluding investments in derivatives) was $313,945,064.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of May 31, 2015, were as follows:

Gross unrealized:
Appreciation	$40,037,926
Depreciation	(10,404,720)
Net unrealized appreciation (depreciation) of investments	$29,633,206

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	A copy of the most recent financial statements for these underlying funds can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov. A copy of the most recent financial statements for these affiliated underlying funds are also available by calling Nuveen Investments at (800) 257-8787 or on its website at http://www.nuveen.com.

(3)	Non-income producing; fund has not declared a dividend within the past twelve months.

(4)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade.

(5)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(6)	Investment, or portion of investment, segregated as collateral for investments in derivatives. The yield shown is the effective yield as of the end of the reporting period.

(7)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter derivatives as well as the exchange-cleared and exchange-traded derivatives, when applicable.

N/A	Not Applicable.

EAFE	Europe, Australasia and Far East

MSCI	Morgan Stanley Capital International Inc.

S&P	Standard & Poor’s

6	Nuveen Investments

Nuveen Strategy Conservative Allocation Fund

Portfolio of Investments	May 31, 2015 (Unaudited)

Shares	Description (1), (2)	Value

	LONG-TERM INVESTMENTS – 98.6%

	ABSOLUTE RETURN FUNDS – 10.0%

	Affiliated Absolute Return Funds – 10.0%

1,080,408	Nuveen Tactical Market Opportunities Fund (Class I)	$11,398,302
	Total Absolute Return Funds (cost $11,939,765)	11,398,302

	COMMODITY FUNDS – 1.9%

	Affiliated Commodity Funds – 1.9%

151,772	Nuveen Gresham Diversified Commodity Strategy Fund (Class I), (3)	2,170,341
	Total Commodity Funds (cost $2,609,000)	2,170,341

	EQUITY FUNDS – 31.2%

	Affiliated Equity Funds – 31.2%

267,905	Nuveen Dividend Value Fund (Class R6)	4,511,515

307,599	Nuveen Global Infrastructure Fund (Class I)	3,405,121

52,827	Nuveen International Growth Fund (Class I)	2,219,264

52,927	Nuveen Large Cap Core Fund (Class I)	1,478,263

29,573	Nuveen Large Cap Growth Opportunities Fund (Class R6)	1,162,235

64,474	Nuveen Large Cap Select Fund (Class I)	1,390,063

85,941	Nuveen Large Cap Value Fund (Class I)	2,231,035

176,394	Nuveen NWQ Large-Cap Value Fund (Class I)	2,229,615

49,131	Nuveen Real Asset Income Fund (Class I)	1,174,226

31,916	Nuveen Santa Barbara Dividend Growth Fund (Class R6)	1,171,311

79,716	Nuveen Small Cap Growth Opportunities Fund (Class I)	2,119,650

178,417	Nuveen Small Cap Select Fund (Class I)	2,403,276

102,540	Nuveen Small Cap Value Fund (Class I)	2,107,203

59,520	Nuveen Symphony International Equity Fund (Class I)	1,174,335

34,287	Nuveen Symphony Large-Cap Growth Fund (Class I)	1,196,603

49,186	Nuveen Symphony Low Volatility Equity Fund (Class I)	1,385,077

44,001	Nuveen Tradewinds Emerging Markets Fund (Class I)	1,134,339

70,438	Nuveen Tradewinds International Value Fund (Class I)	1,754,600

25,505	Nuveen Winslow Large-Cap Growth Fund (Class R6)	1,179,073
	Total Equity Funds (cost $31,024,533)	35,426,804

	FIXED INCOME FUNDS – 55.5%

	Affiliated Fixed Income Funds – 55.5%

196,696	Nuveen All-American Municipal Bond Fund (Class I)	2,271,841

1,581,306	Nuveen Core Bond Fund (Class R6)	15,939,564

1,431,111	Nuveen Core Plus Bond Fund (Class R6)	16,343,284

30,258	Nuveen Global Total Return Bond Fund (Class I)	570,065

Nuveen Investments	7

Nuveen Strategy Conservative Allocation Fund (continued)

Portfolio of Investments	May 31, 2015 (Unaudited)

Shares	Description (1), (2)					Value

	Affiliated Fixed Income Funds (continued)

172,224	Nuveen High Income Bond Fund (Class I)					$1,451,846

338,170	Nuveen High Yield Municipal Bond Fund (Class I)					5,755,645

260,860	Nuveen Inflation Protected Securities Fund (Class R6)					2,905,983

31,838	Nuveen Preferred Securities Fund (Class I)					551,434

907,720	Nuveen Short Term Bond Fund (Class R6)					9,049,969

661,727	Nuveen Strategic Income Fund (Class R6)					7,404,723

38,139	Nuveen Symphony Credit Opportunities Fund (Class R6)					828,756
	Total Fixed Income Funds (cost $62,298,073)					63,073,110
	Total Long-Term Investments (cost $107,871,371)					112,068,557

Shares/ Principal Amount (000)	Description (1)	Coupon		Maturity	Ratings (4)	Value

	SHORT-TERM INVESTMENTS – 1.6%

	Money Market Funds – 1.1%

1,215,645	First American Treasury Obligations Fund, Class Z	0.000%	(5)	N/A	N/A	$1,215,645

	U.S. Government and Agency Obligations – 0.5%

$625	U.S. Treasury Bills, (6)	0.000%		11/12/15	AAA	624,843
	Total Short-Term Investments (cost $1,840,296)					1,840,488
	Total Investments (cost $109,711,667) – 100.2%					113,909,045
	Other Assets Less Liabilities – (0.2)% (7)					(215,232)
	Net Assets – 100%					$113,693,813

Investments in Derivatives as of May 31, 2015

Futures Contracts outstanding:

Description	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value*	Variation Margin Receivable/ (Payable)	Unrealized Appreciation (Depreciation)
MSCI EAFE Mini Index	Long	79	6/15	$7,505,000	$(72,680)	$355,329
Russell 2000® Mini Index	Short	(72)	6/15	(8,958,960)	61,920	(97,813)
S&P 500® Index	Short	(4)	6/15	(2,106,000)	15,700	(64,016)
S&P MidCap 400® E-Mini	Long	33	6/15	5,026,560	(36,960)	97,279
U.S. Dollar Index	Long	25	6/15	2,424,650	(1,825)	87,327
U.S. Treasury Ultra Bond	Long	4	9/15	641,125	7,365	3,928
				$4,532,375	$(26,480)	$382,034
*	The aggregate Notional Amount at Value of long and short positions is $15,597,335 and $(11,064,960), respectively.

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market

8	Nuveen Investments

participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Absolute Return Funds	$11,398,302	$—	$—	$11,398,302
Commodity Funds	2,170,341	—	—	2,170,341
Equity Funds	35,426,804	—	—	35,426,804
Fixed Income Funds	63,073,110	—	—	63,073,110
Short-Term Investments:
Money Market Funds	1,215,645	—	—	1,215,645
U.S. Government and Agency Obligations	—	624,843	—	624,843
Investments in Derivatives:
Futures Contracts*	382,034	—	—	382,034
Total	$113,666,236	$624,843	$—	$114,291,079
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of May 31, 2015, the cost of investments (excluding investments in derivatives) was $109,915,191.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of May 31, 2015, were as follows:

Gross unrealized:
Appreciation	$6,040,881
Depreciation	(2,047,027)
Net unrealized appreciation (depreciation) of investments	$3,993,854

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	A copy of the most recent financial statements for these underlying funds can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov. A copy of the most recent financial statements for these affiliated underlying funds are also available by calling Nuveen Investments at (800) 257-8787 or on its website at http://www.nuveen.com.

(3)	Non-income producing; fund has not declared a dividend within the past twelve months.

(4)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade.

(5)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(6)	Investment, or portion of investment, segregated as collateral for investments in derivatives. The yield shown is the effective yield as of the end of the reporting period.

(7)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter derivatives as well as the exchange-cleared and exchange-traded derivatives, when applicable.

N/A	Not Applicable.

EAFE	Europe, Australasia and Far East

MSCI	Morgan Stanley Capital International Inc.

S&P	Standard & Poor’s

Nuveen Investments	9

Nuveen Strategy Growth Allocation Fund

Portfolio of Investments	May 31, 2015 (Unaudited)

Shares	Description (1), (2)	Value

	LONG-TERM INVESTMENTS – 97.8%

	ABSOLUTE RETURN FUNDS – 8.4%

	Affiliated Absolute Return Funds – 8.4%

1,374,029	Nuveen Tactical Market Opportunities Fund (Class I)	$14,496,003
	Total Absolute Return Funds (cost $14,932,474)	14,496,003

	COMMODITY FUNDS – 2.6%

	Affiliated Commodity Funds – 2.6%

319,357	Nuveen Gresham Diversified Commodity Strategy Fund (Class I), (3)	4,566,799
	Total Commodity Funds (cost $5,535,000)	4,566,799

	EQUITY FUNDS – 69.4%

	Affiliated Equity Funds – 69.4%

831,071	Nuveen Dividend Value Fund (Class R6)	13,995,231

172,812	Nuveen Global Infrastructure Fund (Class I)	1,913,027

231,636	Nuveen International Growth Fund (Class I)	9,731,015

253,831	Nuveen Large Cap Core Fund (Class I)	7,089,493

134,399	Nuveen Large Cap Growth Opportunities Fund (Class R6)	5,281,877

328,036	Nuveen Large Cap Select Fund (Class I)	7,072,460

269,831	Nuveen Large Cap Value Fund (Class I)	7,004,825

543,325	Nuveen NWQ Large-Cap Value Fund (Class I)	6,867,623

91,481	Nuveen Real Asset Income Fund (Class I)	2,186,387

137,204	Nuveen Real Estate Securities Fund (Class R6)	3,236,636

142,899	Nuveen Santa Barbara Dividend Growth Fund (Class R6)	5,244,407

241,528	Nuveen Small Cap Growth Opportunities Fund (Class I)	6,422,229

111,642	Nuveen Small Cap Select Fund (Class I)	1,503,820

311,682	Nuveen Small Cap Value Fund (Class I)	6,405,073

244,374	Nuveen Symphony International Equity Fund (Class I)	4,821,496

153,654	Nuveen Symphony Large-Cap Growth Fund (Class I)	5,362,537

252,999	Nuveen Symphony Low Volatility Equity Fund (Class I)	7,124,456

150,030	Nuveen Tradewinds Emerging Markets Fund (Class I)	3,867,786

383,903	Nuveen Tradewinds International Value Fund (Class I)	9,563,029

112,617	Nuveen Winslow Large-Cap Growth Fund (Class R6)	5,206,288
	Total Equity Funds (cost $108,018,362)	119,899,695

	FIXED INCOME FUNDS – 17.4%

	Affiliated Fixed Income Funds – 17.4%

66,931	Nuveen All-American Municipal Bond Fund (Class I)	773,054

325,907	Nuveen Core Bond Fund (Class R6)	3,285,147

279,489	Nuveen Core Plus Bond Fund (Class R6)	3,191,765

46,543	Nuveen Global Total Return Bond Fund (Class I)	876,878

10	Nuveen Investments

Shares	Description (1), (2)					Value

	Affiliated Fixed Income Funds (continued)

372,637	Nuveen High Income Bond Fund (Class I)					$3,141,333

603,448	Nuveen High Yield Municipal Bond Fund (Class I)					10,270,687

146,067	Nuveen Preferred Securities Fund (Class I)					2,529,886

294,242	Nuveen Short Term Bond Fund (Class R6)					2,933,589

108,876	Nuveen Strategic Income Fund (Class R6)					1,218,325

83,384	Nuveen Symphony Credit Opportunities Fund (Class R6)					1,811,943
	Total Fixed Income Funds (cost $29,237,460)					30,032,607
	Total Long-Term Investments (cost $157,723,296)					168,995,104

Shares/ Principal Amount (000)	Description (1)	Coupon		Maturity	Ratings (4)	Value

	SHORT-TERM INVESTMENTS – 2.4%

	Money Market Funds – 1.3%

2,268,590	First American Treasury Obligations Fund, Class Z	0.000%	(5)	N/A	N/A	$2,268,590

	U.S. Government and Agency Obligations – 1.1%

$1,800	U.S. Treasury Bills, (6)	0.000%		11/12/15	AAA	1,799,548
	Total Short-Term Investments (cost $4,067,585)					4,068,138
	Total Investments (cost $161,790,881) – 100.2%					173,063,242
	Other Assets Less Liabilities – (0.2)% (7)					(309,772)
	Net Assets – 100%					$172,753,470

Investments in Derivatives as of May 31, 2015

Futures Contracts outstanding:

Description	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value*	Variation Margin Receivable/ (Payable)	Unrealized Appreciation (Depreciation)
MSCI EAFE Mini Index	Long	150	6/15	$14,250,000	$(138,000)	$674,676
MSCI Emerging Markets Index	Long	77	6/15	3,838,065	(38,115)	226,599
Russell 2000® Mini Index	Short	(140)	6/15	(17,420,200)	120,400	(190,192)
S&P 500® E-Mini	Short	(33)	6/15	(3,474,900)	25,905	17,666
S&P MidCap 400® E-Mini	Long	67	6/15	10,205,440	(75,040)	197,505
U.S. Dollar Index	Long	37	6/15	3,588,482	(2,701)	129,244
U.S. Treasury Ultra Bond	Long	5	9/15	801,406	9,985	4,910
				$11,788,293	$(97,566)	$1,060,408
*	The aggregate Notional Amount at Value of long and short positions is $32,683,393 and $(20,895,100), respectively.

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market

Nuveen Investments	11

Nuveen Strategy Growth Allocation Fund (continued)

Portfolio of Investments	May 31, 2015 (Unaudited)

participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Absolute Return Funds	$14,496,003	$—	$—	$14,496,003
Commodity Funds	4,566,799	—	—	4,566,799
Equity Funds	119,899,695	—	—	119,899,695
Fixed Income Funds	30,032,607	—	—	30,032,607
Short-Term Investments:
Money Market Funds	2,268,590	—	—	2,268,590
U.S. Government and Agency Obligations	—	1,799,548	—	1,799,548
Investments in Derivatives:
Futures Contracts*	1,060,408	—	—	1,060,408
Total	$172,324,102	$1,799,548	$—	$174,123,650
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of May 31, 2015, the cost of investments (excluding investments in derivatives) was $162,711,419.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of May 31, 2015, were as follows:

Gross unrealized:
Appreciation	$15,653,951
Depreciation	(5,302,128)
Net unrealized appreciation (depreciation) of investments	$10,351,823

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	A copy of the most recent financial statements for these underlying funds can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov. A copy of the most recent financial statements for these affiliated underlying funds are also available by calling Nuveen Investments at (800) 257-8787 or on its website at http://www.nuveen.com.

(3)	Non-income producing; fund has not declared a dividend within the past twelve months.

(4)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade.

(5)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(6)	Investment, or portion of investment, segregated as collateral for investments in derivatives. The yield shown is the effective yield as of the end of the reporting period.

(7)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter derivatives as well as the exchange-cleared and exchange-traded derivatives, when applicable.

N/A	Not Applicable.

EAFE	Europe, Australasia and Far East

MSCI	Morgan Stanley Capital International Inc.

S&P	Standard & Poor’s

12	Nuveen Investments

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Strategy Funds, Inc.

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: July 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: July 30, 2015

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: July 30, 2015